Details of Consolidated Statements of Cash Flows - Details of Items Not Involving Current Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and amortization	$ 801	$ 686	$ 656
Other non-cash charges	154	110	148
Amortization of other assets included in cost of goods sold	113	80	67
Deferred income taxes	(46)	(76)	(17)
Equity income	(151)	(121)	(132)
Non-cash portion of Other (income) expense, net	(163)	147	7
Items not involving current cash flows	$ 708	$ 826	$ 729